Income and Excise Taxes - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Amount carried forward, ordinary income		$ 3,286
Amount carried forward		37,368	$ 24,164
Excise tax	$ 944	389	787
Income tax expense		$ 115	$ 0	$ 0